Hotel Dispositions, Land Sale, Impairment Charges and Insurance Recoveries (Tables)	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Hotel Dispositions and Assets Held for Sale	The consideration received is summarized in the table below (in thousands):

Cash	$8,250
Note receivable - construction financing (1)	3,543
Note receivable - certificate of occupancy (2)	4,047
Other asset - future ownership rights of parking parcel (3)	4,100
Other asset - free use of parking easement prior to development commencement (4)	235
Other asset - reimbursement of parking fees while parking parcel is in development (5)	462
Total	$20,637
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(1)	This note receivable has a face value of $4.0 million and was discounted at 7.0%, which represents the stated rate in the note. See note 9.

(2)	This note receivable has a face value of $5.3 million and was discounted at 7.0%, which represents the stated rate in the note. See note 9.

(3)	The $4.1 million is the estimated fair value on the closing date of the transaction.

(4)	This amount represents the value for the time period that the Company will receive free use of the parking easement prior to development commencement. The total amount was discounted at 7.0%.
(5)
This amount represents the value for parking fees that will be reimbursed to the Company during the development of the parking parcel and was discounted at 7.0%.
The following table includes condensed financial information from these hotel properties (in thousands):

	Year Ended December 31,
	2019	2018	2017
Total hotel revenue	$18,108	$30,682	$51,458
Total hotel operating expenses	(11,740)	(19,631)	(34,987)
Gain (loss) on sale of assets and hotel properties	6,072	475	14,030
Property taxes, insurance and other	(1,418)	(2,266)	(3,105)
Depreciation and amortization	(2,399)	(4,590)	(9,012)
Impairment charges	(6,533)	(16,983)	(8,301)
Operating income (loss)	2,090	(12,313)	10,083
Interest income	—	—	12
Interest expense and amortization of premiums and loan costs	(808)	(2,983)	(8,290)
Write-off of premiums, loan costs and exit fees	(426)	(524)	(98)
Income (loss) before income taxes	856	(15,820)	1,707
(Income) loss before income taxes attributable to redeemable noncontrolling interests in operating partnership	(136)	2,316	(265)
Net Income (loss) before income taxes attributable to the Company	$720	$(13,504)	$1,442

The consideration received is summarized in the table below (in thousands):

Cash	$8,250
Note receivable - construction financing	3,543
Note receivable - certificate of occupancy	4,047
Other asset - future ownership rights of parking parcel	4,100
Other asset - free use of parking easement prior to development commencement	235
Other asset - reimbursement of parking fees while parking parcel is in development	462
Total	$20,637